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SEC Mail Processing Section DEC 12 2017 Washington DC 413

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
NYSE American, LLC (trading pursuant to unlisted trading privileges)

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end Management Investment Company

3. Class of New Derivative Securities Product:
Investment Company Units

4. Name of Underlying Instrument:
ARK Israeli Innovation Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
IZRL

RECEIVED 2017 DEC 12 PM 3:48 SEC / TM

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
NYSE, NASDAQ, NYSE American, Tel AVIV (TASE)

8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T+2/Book entry only held in DTC.

17019609

9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Martha Redding

Title:
Associate General Counsel and Assistant Secretary

Telephone Number:
(212) 656-2938

Manual Signature of Official Responsible for Form:

December 11, 2017

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 12 2017

SEC 2449 (1/99)